Long-Term Debt - New Bridge Revolving Credit Facility (Details) $ in Millions		1 Months Ended
	Jun. 25, 2019 USD ($) rig shares	Sep. 30, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Credit Facility [Abstract]
Long-term debt			$ 1,915.9	$ 1,906.2
Deferred amendment fee			42.8	42.8
New Bridge Facility
Credit Facility [Abstract]
Number of jack-up rigs secured by mortgage | rig	2
Line of credit facility, maximum borrowing capacity	$ 100.0	$ 50.0
Repayments of lines of credit		$ 50.0
Minimum number of shares required to maintain ownership (in shares) | shares	3,000,000
Book value of jackup rigs pledged as collateral for long-term debt facilities			86.1
Long-term debt			30.3	30.0
Deferred amendment fee			0.3
Revolving credit facility, amount available, undrawn			20.0
Syndicated Senior Secured Credit Facilities
Credit Facility [Abstract]
Line of credit facility, maximum borrowing capacity	$ 450.0
Minimum number of shares required to maintain ownership (in shares) | shares	3,000,000
Book value of jackup rigs pledged as collateral for long-term debt facilities			571.9
Long-term debt			272.7	$ 270.0
Deferred amendment fee			2.7
Revolving credit facility, amount available, undrawn			$ 10.0